Condensed Unaudited Consolidated Statements of Changes in Equity - CAD ($)	Share capital	Share-based payment reserve	Foreign Currency Translation Reserve	Deficit	Total
Beginning balance at Dec. 31, 2018	$ 46,622,299	$ 7,667,591	$ (10,005)	$ (31,373,697)	$ 22,906,188
Beginning balance, shares at Dec. 31, 2018	32,332,343
Shares issued for cash	$ 14,725,221				14,725,221
Shares issued for cash (in shares)	3,333,334
Shares issued pursuant to exercise of warrants	$ 4,657,266				4,657,266
Shares issued pursuant to exercise of warrants (in shares)	1,046,300
Shares issued for services	$ 201,077				201,077
Shares issued for services (in shares)	93,020
Stock-based compensation		1,999,992			1,999,992
Comprehensive gain (loss) for the quarter			2,683	(20,629,865)	(20,627,182)
Ending balance at Mar. 31, 2019	$ 66,205,863	9,667,583	(7,322)	(52,003,562)	23,862,562
Ending balance, shares at Mar. 31, 2019	36,804,997
Beginning balance at Dec. 31, 2018	$ 46,622,299	7,667,591	(10,005)	(31,373,697)	22,906,188
Beginning balance, shares at Dec. 31, 2018	32,332,343
Comprehensive gain (loss) for the quarter					(22,682,124)
Comprehensive gain (loss) for the quarter					(22,671,794)
Ending balance at Sep. 30, 2019	$ 66,504,106	11,803,866	325	(54,055,821)	24,252,476
Ending balance, shares at Sep. 30, 2019	36,952,820
Beginning balance at Mar. 31, 2019	$ 66,205,863	9,667,583	(7,322)	(52,003,562)	23,862,562
Beginning balance, shares at Mar. 31, 2019	36,804,997
Shares issued cost	$ (10,425)				(10,425)
Shares issued pursuant to exercise of warrants	$ 145,153				145,153
Shares issued pursuant to exercise of warrants (in shares)	70,023
Shares issued for services	$ 171,101				171,101
Shares issued for services (in shares)	41,030
Shares issued pursuant to exercise of options	$ 47,539	(12,531)			35,008
Shares issued pursuant to exercise of options (in shares)	43,760
Stock-based compensation		551,035			551,035
Comprehensive gain (loss) for the quarter			21,904	3,281,362	3,303,266
Ending balance at Jun. 30, 2019	$ 66,559,231	10,206,087	14,582	(48,722,200)	28,057,700
Ending balance, shares at Jun. 30, 2019	36,959,810
Shares issued cost	$ (15,699)				(15,699)
Shares issued for services	$ 10,766				10,766
Shares issued for services (in shares)	3,010
Shares cancelled	$ (50,192)				(50,192)
Shares cancelled (in shares)	(10,000)
Stock-based compensation		1,597,779			1,597,779
Comprehensive gain (loss) for the quarter					(5,333,621)
Comprehensive gain (loss) for the quarter			(14,257)	(5,333,621)	(5,347,878)
Ending balance at Sep. 30, 2019	$ 66,504,106	11,803,866	325	(54,055,821)	24,252,476
Ending balance, shares at Sep. 30, 2019	36,952,820
Beginning balance at Dec. 31, 2019	$ 66,574,255	14,447,529	56,205	(62,116,008)	18,961,981
Beginning balance, shares at Dec. 31, 2019	37,049,374
Shares issued for cash	$ 11,158				11,158
Shares issued for cash (in shares)	7,500
Shares issued cost	$ (73,330)				(73,330)
Stock-based compensation		2,534,558			2,534,558
Comprehensive gain (loss) for the quarter			(259,121)	(1,908,181)	(2,167,302)
Ending balance at Mar. 31, 2020	$ 66,512,083	16,982,087	(202,916)	(64,024,189)	19,267,065
Ending balance, shares at Mar. 31, 2020	37,056,874
Beginning balance at Dec. 31, 2019	$ 66,574,255	14,447,529	56,205	(62,116,008)	18,961,981
Beginning balance, shares at Dec. 31, 2019	37,049,374
Comprehensive gain (loss) for the quarter					(29,736,379)
Comprehensive gain (loss) for the quarter					(29,776,051)
Ending balance at Sep. 30, 2020	$ 178,274,996	21,258,116	16,533	(91,852,387)	107,697,258
Ending balance, shares at Sep. 30, 2020	77,789,748
Beginning balance at Mar. 31, 2020	$ 66,512,083	16,982,087	(202,916)	(64,024,189)	19,267,065
Beginning balance, shares at Mar. 31, 2020	37,056,874
Shares issued for cash	$ 52,420,971				52,420,971
Shares issued for cash (in shares)	25,913,365
Shares issued cost	$ (2,890,382)				(2,890,382)
Shares issued pursuant to exercise of warrants	$ 150,000				150,000
Shares issued pursuant to exercise of warrants (in shares)	187,500
Shares issued pursuant to exercise of options	$ 13,004	(5,504)			7,500
Shares issued pursuant to exercise of options (in shares)	25,000
Stock-based compensation		1,415,525			1,415,525
Comprehensive gain (loss) for the quarter			131,668	(12,936,345)	(12,804,677)
Ending balance at Jun. 30, 2020	$ 116,205,676	18,392,108	(71,248)	(76,960,534)	57,566,002
Ending balance, shares at Jun. 30, 2020	63,182,739
Shares issued for cash	$ 54,566,876				54,566,876
Shares issued for cash (in shares)	13,058,071
Shares issued cost	$ (1,728,403)				(1,728,403)
Shares issued pursuant to exercise of warrants	$ 9,103,980	(76,120)			9,027,860
Shares issued pursuant to exercise of warrants (in shares)	1,413,767
Shares issued pursuant to exercise of options	$ 126,867	(38,224)			88,643
Shares issued pursuant to exercise of options (in shares)	135,171
Stock-based compensation		2,980,352			2,980,352
Comprehensive gain (loss) for the quarter					(14,891,853)
Comprehensive gain (loss) for the quarter			87,781	(14,891,853)	(14,804,072)
Ending balance at Sep. 30, 2020	$ 178,274,996	$ 21,258,116	$ 16,533	$ (91,852,387)	$ 107,697,258
Ending balance, shares at Sep. 30, 2020	77,789,748